Revenue (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cardiovascular and Cerebrovascular USD ($)	Dec. 31, 2012 Cardiovascular and Cerebrovascular CNY	Dec. 31, 2011 Cardiovascular and Cerebrovascular CNY	Dec. 31, 2010 Cardiovascular and Cerebrovascular CNY	Dec. 31, 2012 Antibiotics USD ($)	Dec. 31, 2012 Antibiotics CNY	Dec. 31, 2011 Antibiotics CNY	Dec. 31, 2010 Antibiotics CNY	Dec. 31, 2012 Anti-cancer USD ($)	Dec. 31, 2012 Anti-cancer CNY	Dec. 31, 2011 Anti-cancer CNY	Dec. 31, 2010 Anti-cancer CNY	Dec. 31, 2012 Anti-inflammatory drugs USD ($)	Dec. 31, 2012 Anti-inflammatory drugs CNY	Dec. 31, 2011 Anti-inflammatory drugs CNY	Dec. 31, 2010 Anti-inflammatory drugs CNY	Dec. 31, 2012 Vaccine USD ($)	Dec. 31, 2012 Vaccine CNY	Dec. 31, 2011 Vaccine CNY	Dec. 31, 2010 Vaccine CNY	Dec. 31, 2012 Other medicines USD ($)	Dec. 31, 2012 Other medicines CNY	Dec. 31, 2011 Other medicines CNY	Dec. 31, 2010 Other medicines CNY
Revenue
Total revenue	$ 334,339	2,082,966	2,040,547	2,141,098	$ 121,212	755,164	779,846	800,979	$ 57,144	356,013	313,464	435,797	$ 89,268	556,150	522,373	417,199	$ 32,546	202,767	185,441	219,550	$ 39	241	222	62,947	$ 34,130	212,631	239,201	204,626